Annual Total Returns[BarChart] - SteelPath MLP Alpha - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.92%	4.36%	23.16%	6.81%	(31.59%)	25.75%	(7.46%)	(14.85%)	6.96%	(28.61%)